Cahill Gordon & Reindel LLP
80 Pine Street
New York, New York  10005

                                                                                                                August 23, 2005

(212) 701-3000

                                                Re:  Reddy Ice Holdings, Inc.

Ladies and Gentlemen:

                                Attached for filing with the Securities and Exchange Commission (the “Commission”) on behalf of Reddy Ice Holdings, Inc. (the “Company”) pursuant to the Securities Act of 1933, as amended, is Amendment No. 3 to the  Registration Statement on Form S-4 (the “Registration Statement”) with exhibits, submitted electronically via the EDGAR system, relating to the Company’s proposed offer to exchange its outstanding 10½% senior discount notes due 2012 for registered 10½% senior discount notes due 2012 of the Company.  The Company previously made a payment in the amount of $17,772.70 for the registration fee to the Commission.

                                Please call the undersigned at (212) 701-3000 should you have any questions or comments with regard to this matter.

Sincerely,

Avi Stieglitz

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

[Enclosures]